Capital Structure, Dividends (Details) $ / shares in Units, $ in Thousands				11 Months Ended	12 Months Ended
	Oct. 06, 2023 USD ($)	Jul. 06, 2023 USD ($)	Apr. 06, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2023 USD ($) $ / shares	Aug. 01, 2023 $ / shares	May 17, 2023 $ / shares	Feb. 21, 2023 $ / shares	Jan. 10, 2023 $ / shares	Nov. 29, 2022 Vessel $ / shares	Sep. 30, 2022 Vessel	Jul. 26, 2022 Vessel
Dividends [Abstract]
Dividends payable				$ 7,373	$ 652	$ 7,373
Number of vessels acquired | Vessel												2	4	4
Dividends declared				7,373	$ 2,643	7,373
Dividend Declared Q3-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared					Nov. 14, 2023
Dividend payable (in dollars per share) | $ / shares							$ 0.075
Dividend payable, date of payment					Jan. 10, 2024
Dividend payable, date of record					Dec. 22, 2023
Dividends payable							$ 652
Dividend Declared Q2-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared					Aug. 01, 2023
Dividend payable (in dollars per share) | $ / shares								$ 0.075
Dividend payable, date of payment					Oct. 06, 2023
Dividend payable, date of record					Sep. 22, 2023
Dividends paid	$ 657
Dividend Declared Q1-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared					May 17, 2023
Dividend payable (in dollars per share) | $ / shares									$ 0.075
Dividend payable, date of payment					Jul. 06, 2023
Dividend payable, date of record					Jun. 22, 2023
Dividends paid		$ 667
Dividend Declared Q4-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared					Feb. 21, 2023
Dividend payable (in dollars per share) | $ / shares										$ 0.075
Dividend payable, date of payment					Apr. 06, 2023
Dividend payable, date of record					Mar. 22, 2023
Dividends paid			$ 667
Special Dividend [Member]
Dividends [Abstract]
Dividend payable, date declared					Nov. 29, 2022
Dividend payable (in dollars per share) | $ / shares											$ 1	$ 1
Dividend payable, date of payment					Jan. 10, 2023
Dividend payable, date of record					Dec. 12, 2022
Dividends payable				$ 7,373		$ 7,373